Payden Corporate Bond Fund

Schedule of Investments
- July 31, 2021 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (2%
)
2,000,000 BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD
+ 2.700%), 2.79%, 12/15/35 (a)(b) $ 2,003
2,300,000 Benefit Street Partners CLO XVII Ltd. 144A, (3
mo. LIBOR USD + 1.080%), 1.19%, 7/15/32 (a)
(b) 2,300
1,400,000 CIFC Funding 2021-IV Ltd. 144A, (3 mo.
LIBOR USD + 2.900%), 2.99%, 7/15/33 (a)(b) 1,400
897,750 Domino's Pizza Master Issuer 2021-1A LLC
144A, 2.66%, 4/25/51 (a) 941
2,000,000 HERA Commercial Mortgage 2021-FL1 Ltd.
144A, (1 mo. LIBOR USD + 1.950%), 2.04%,
2/18/38 (a)(b) 2,000
1,525,000 Zaxby's Funding LLC 144A, 3.24%, 7/30/51 (a) 1,582
Total Asset Backed (Cost - $10,120)
10,226
Bank Loans(c) (1%
)
1,000,000 Air Canada Term Loan B 1L , (LIBOR USD
1-Month + 3.500%), 4.25%, 7/27/28  1,003
1,025,000 DIRECTV Financing LLC Term Loan 1L ,
(LIBOR USD 1-Month + 5.000%), 5.75%,
7/22/27  1,024
Total Bank Loans (Cost - $2,005)
2,027
Corporate Bond (94%
)
Automotive  (4%)
2,700,000 Daimler Finance North America LLC 144A,
3.65%, 2/22/24 (a) 2,902
730,000 Ford Motor Co. , 7.45%, 7/16/31  968
740,000 Ford Motor Co. , 8.50%, 4/21/23  823
1,800,000 Ford Motor Credit Co. LLC , 2.90%, 2/16/28  1,805
1,020,000 Ford Motor Credit Co. LLC , 2.98%, 8/03/22  1,035
1,025,000 Ford Motor Credit Co. LLC , 3.09%, 1/09/23  1,046
600,000 Ford Motor Credit Co. LLC , 3.10%, 5/04/23  613
400,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  418
1,200,000 General Motors Co. , 6.75%, 4/01/46  1,754
1,700,000 Hyundai Capital America 144A, 1.80%,
10/15/25 (a) 1,732
1,755,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (a) 1,753
950,000 Kia Corp. 144A, 1.75%, 10/16/26 (a) 963
3,275,000 Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a) 3,640
2,300,000 Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (a) 2,629
1,705,000 Volkswagen Group of America Finance LLC
144A, 4.25%, 11/13/23 (a) 1,840
1,815,000 ZF North America Capital Inc. 144A, 4.75%,
4/29/25 (a) 1,973
25,894
Banking  (10%)
2,325,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.010%), 1.20%, 10/24/26 (b) 2,323
1,800,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.870%), 2.46%, 10/22/25 (b) 1,887
3,085,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.220%), 2.65%, 3/11/32 (b) 3,207
1,550,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.560%), 2.97%, 7/21/52 (b) 1,568
1,600,000 Bank of America Corp. , (3 mo. LIBOR USD +
0.970%), 3.46%, 3/15/25 (b) 1,709
975,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.060%), 3.56%, 4/23/27 (b) 1,074
2,100,000 Bank of America Corp. , 4.00%, 1/22/25  2,305
1,400,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.714%), 2.85%, 5/07/26 (b) 1,486
Principal
or Shares Security Description
Value
(000)
1,550,000 BBVA Bancomer SA 144A, 1.88%, 9/18/25 (a) $ 1,566
2,340,000 CIT Bank NA , (U.S. Secured Overnight
Financing Rate + 1.715%), 2.97%, 9/27/25 (b) 2,473
1,030,000 First Midwest Bancorp Inc. , 5.88%, 9/29/26  1,215
1,300,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.248%), 2.38%,
7/21/32 (b) 1,324
2,300,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  2,406
1,115,000 Goldman Sachs Group Inc. , 3.50%, 4/01/25  1,211
300,000 Goldman Sachs Group Inc. , 3.63%, 2/20/24  321
2,000,000 Goldman Sachs Group Inc. , 3.85%, 7/08/24  2,172
775,000 Intesa Sanpaolo SpA 144A, 4.20%, 6/01/32 (a) 799
915,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.460%), 3.11%, 4/22/41 (b) 973
910,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 2.440%), 3.11%, 4/22/51 (b) 952
1,700,000 JPMorgan Chase & Co. , (3 mo. LIBOR USD +
1.000%), 4.02%, 12/05/24 (b) 1,833
1,025,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.372%), 3.76%, 11/28/28 (a)(b) 1,136
1,300,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.858%), 1.51%, 7/20/27 (b) 1,312
910,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.990%), 2.19%, 4/28/26 (b) 946
2,000,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.152%), 2.72%, 7/22/25 (b) 2,106
830,000 Morgan Stanley , 5.00%, 11/24/25  960
2,400,000 National Australia Bank Ltd. 144A, 2.99%,
5/21/31 (a) 2,473
1,600,000 Natwest Group PLC , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.550%), 3.07%, 5/22/28 (b) 1,710
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  485
735,000 Sumitomo Mitsui Financial Group Inc. , 2.45%,
9/27/24  774
2,450,000 UBS Group AG 144A, (3 mo. LIBOR USD +
1.468%), 3.13%, 8/13/30 (a)(b) 2,665
1,000,000 Wachovia Corp. , 5.50%, 8/01/35  1,328
48,699
Basic Industry  (5%)
650,000 Aviation Capital Group LLC 144A, 2.88%,
1/20/22 (a) 655
1,120,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 1,173
935,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 984
1,725,000 Berry Global Inc. 144A, 4.88%, 7/15/26 (a) 1,821
4,065,000 Boeing Co. , 2.20%, 2/04/26  4,103
1,250,000 DAE Funding LLC 144A, 1.55%, 8/01/24 (a) 1,252
465,000 DAE Funding LLC 144A, 4.50%, 8/01/22 (a) 465
1,506,000 Element Solutions Inc. 144A, 3.88%, 9/01/28 (a) 1,540
2,225,000 Equate Petrochemical BV 144A, 2.63%,
4/28/28 (a) 2,261
585,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 640
2,200,000 Freeport-McMoRan Inc. , 5.00%, 9/01/27  2,324
2,863,000 General Electric Co. , 6.75%, 3/15/32  3,994
1,825,000 Glencore Funding LLC 144A, 1.63%, 9/01/25 (a) 1,855
1,750,000 Honeywell International Inc. , 2.80%, 6/01/50 (d) 1,864
900,000 International Flavors & Fragrances Inc. 144A,
3.47%, 12/01/50 (a) 982
1,350,000 Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a) 1,336
900,000 OCP SA 144A, 3.75%, 6/23/31 (a) 915

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
880,000 Penske Truck Leasing Co. LP/PTL Finance Corp.
144A, 4.45%, 1/29/26 (a) $ 992
600,000 Raytheon Technologies Corp. , 4.63%, 11/16/48  793
1,500,000 Raytheon Technologies Corp. , 6.70%, 8/01/28  1,994
31,943
Consumer Goods  (4%)
1,740,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
3/15/29 (a) 1,760
2,000,000 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide Inc. , 4.90%, 2/01/46  2,569
740,000 Anheuser-Busch InBev Worldwide Inc. , 8.00%,
11/15/39  1,238
904,000 Anheuser-Busch InBev Worldwide Inc. , 8.20%,
1/15/39  1,534
1,320,000 Coca-Cola Co. , 2.60%, 6/01/50  1,320
195,000 Land O' Lakes Inc. 144A, 6.00%, 11/15/22 (a) 206
2,600,000 Land O' Lakes Inc. 144A, 7.00% (a)(e) 2,707
2,215,000 MARB BondCo PLC 144A, 3.95%, 1/29/31 (a) 2,156
1,850,000 NIKE Inc. , 3.38%, 3/27/50  2,149
15,639
Energy  (10%)
1,745,000 Canadian Natural Resources Ltd. , 6.25%,
3/15/38  2,379
1,000,000 Cenovus Energy Inc. , 6.75%, 11/15/39  1,366
1,600,000 Cenovus Energy Inc. , 6.80%, 9/15/37  2,137
1,087,000 Devon Energy Corp. 144A, 5.25%, 10/15/27 (a) 1,161
1,300,000 Devon Energy Corp. , 5.60%, 7/15/41  1,626
1,484,000 Devon Energy Corp. , 5.85%, 12/15/25  1,744
1,750,000 Eastern Gas Transmission & Storage Inc. 144A,
3.00%, 11/15/29 (a) 1,886
1,200,000 Enbridge Energy Partners LP , 7.38%, 10/15/45  1,939
240,000 Energean Israel Finance Ltd. 144A, 4.50%,
3/30/24 (a)(f) 245
850,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 871
2,500,000 Energean Israel Finance Ltd. 144A, 5.38%,
3/30/28 (a)(f) 2,561
1,200,000 Energy Transfer LP , 5.40%, 10/01/47  1,450
2,500,000 Energy Transfer LP , 5.50%, 6/01/27  2,972
1,000,000 Hess Corp. , 7.30%, 8/15/31  1,371
950,000 Independence Energy Finance LLC 144A, 7.25%,
5/01/26 (a) 992
750,000 Kinder Morgan Energy Partners LP , 6.55%,
9/15/40  1,069
400,000 Kinder Morgan Inc. , (3 mo. LIBOR USD +
1.280%), 1.41%, 1/15/23 (b) 406
1,130,000 Lundin Energy Finance BV 144A, 3.10%,
7/15/31 (a) 1,157
1,525,000 MPLX LP , 5.20%, 12/01/47  1,867
2,000,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 2,066
410,000 Parsley Energy LLC/Parsley Finance Corp. 144A,
4.13%, 2/15/28 (a) 431
1,100,000 PDC Energy Inc. , 5.75%, 5/15/26  1,139
1,298,000 Southwestern Energy Co. , 4.10%, 3/15/22  1,308
1,700,000 Williams Cos. Inc. , 3.75%, 6/15/27  1,903
1,800,000 Williams Cos. Inc. , 7.88%, 9/01/21  1,811
2,200,000 Williams Cos. Inc. , 8.75%, 3/15/32  3,453
41,310
Principal
or Shares Security Description
Value
(000)
Financial Services  (20%)
925,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 4.13%, 7/03/23  $ 979
1,125,000 Air Lease Corp. , 2.30%, 2/01/25  1,170
410,000 Aircastle Ltd. , 4.13%, 5/01/24  439
1,795,000 Ally Financial Inc. , 3.88%, 5/21/24  1,942
1,851,000 American Express Co. , 8.15%, 3/19/38  2,976
1,690,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 1,764
1,950,000 Ares Capital Corp. , 3.25%, 7/15/25  2,069
1,000,000 Ares Capital Corp. , 3.50%, 2/10/23  1,037
875,000 Ares Capital Corp. , 3.63%, 1/19/22  885
3,820,000 Australia & New Zealand Banking Group Ltd.
144A, (5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 1.700%), 2.57%,
11/25/35 (a)(b) 3,780
2,400,000 Banco Santander SA , 2.75%, 12/03/30  2,424
1,290,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  1,323
1,670,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 1,729
2,300,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 2.107%), 2.57%, 6/03/31 (b) 2,384
2,500,000 Citigroup Inc. , 4.45%, 9/29/27  2,888
2,510,000 Credit Agricole SA 144A, (U.S. Secured
Overnight Financing Rate + 1.676%), 1.91%,
6/16/26 (a)(b) 2,570
3,000,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 2.044%), 2.19%,
6/05/26 (a)(b) 3,090
1,700,000 Credit Suisse Group AG 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.554%), 4.50% (a)(b)(e) 1,695
950,000 Deutsche Bank AG , (U.S. Secured Overnight
Financing Rate + 1.131%), 1.45%, 4/01/25 (b) 958
3,775,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 4,015
2,180,000 FS KKR Capital Corp. , 4.75%, 5/15/22  2,238
1,700,000 Host Hotels & Resorts LP , 3.50%, 9/15/30  1,811
2,800,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 2.387%), 2.85%, 6/04/31 (b) 2,955
1,050,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.38%, 2/01/29  1,067
1,820,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 6.25%, 5/15/26  1,916
1,500,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.065%), 1.95%, 2/04/32 (b) 1,481
5,000,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 3.790%), 4.49%, 3/24/31 (b) 5,985
750,000 Lloyds Banking Group PLC , (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.550%), 0.70%, 5/11/24 (b) 753
1,155,000 Low Income Investment Fund , 3.71%, 7/01/29  1,255
2,835,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 2,868
1,600,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 1.069%), 1.34%,
1/12/27 (a)(b) 1,598
620,000 Mastercard Inc. , 3.85%, 3/26/50  769
1,025,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.020%), 1.93%, 4/28/32 (b) 1,008
2,020,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.00%, 10/15/27  2,141

Principal
or Shares Security Description
Value
(000)
1,100,000 Nomura Holdings Inc. , 2.68%, 7/16/30  $ 1,128
2,205,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  2,346
1,300,000 PayPal Holdings Inc. , 3.25%, 6/01/50  1,451
2,000,000 Pershing Square Holdings Ltd. 144A, 5.50%,
7/15/22 (a) 2,076
900,000 SBA Communications Corp. 144A, 3.13%,
2/01/29 (a) 885
1,662,000 Synovus Bank , (U.S. Secured Overnight
Financing Rate + 0.945%), 2.29%, 2/10/23 (b) 1,674
2,350,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 2.100%), 2.39%, 6/02/28 (b) 2,461
2,200,000 Westpac Banking Corp. , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.750%), 2.67%, 11/15/35 (b) 2,200
82,183
Healthcare  (6%)
2,160,000 AbbVie Inc. , 2.95%, 11/21/26  2,343
920,000 AbbVie Inc. , 4.25%, 11/21/49  1,129
3,120,000 Amgen Inc. , 3.15%, 2/21/40  3,343
700,000 Bayer U.S. Finance II LLC 144A, 3.88%,
12/15/23 (a) 749
700,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 761
1,625,000 Bristol-Myers Squibb Co. , 4.25%, 10/26/49  2,104
700,000 Cigna Corp. , 4.13%, 11/15/25  788
895,000 Cigna Corp. , 4.90%, 12/15/48  1,190
2,100,000 CVS Health Corp. , 1.30%, 8/21/27  2,088
110,000 Dignity Health , 3.13%, 11/01/22  114
740,000 Dignity Health , 4.50%, 11/01/42  922
965,000 Gilead Sciences Inc. , 2.80%, 10/01/50  957
550,000 Jazz Securities DAC 144A, 4.38%, 1/15/29 (a) 574
1,300,000 Merck & Co. Inc. , 2.35%, 6/24/40  1,295
175,000 Northwell Healthcare Inc. , 6.15%, 11/01/43  262
955,000 PeaceHealth Obligated Group , 1.38%, 11/15/25  972
1,200,000 Perrigo Finance Unlimited Co. , 3.15%, 6/15/30  1,258
1,620,000 Royalty Pharma PLC 144A, 2.20%, 9/02/30 (a) 1,615
420,000 Teva Pharmaceutical Finance Netherlands III BV ,
4.10%, 10/01/46  371
850,000 Teva Pharmaceutical Finance Netherlands III BV ,
6.00%, 4/15/24  894
1,500,000 Teva Pharmaceutical Finance Netherlands III BV ,
7.13%, 1/31/25  1,649
2,175,000 Toledo Hospital , 6.02%, 11/15/48  2,726
1,820,000 Viatris Inc. 144A, 4.00%, 6/22/50 (a) 1,976
30,080
Insurance  (5%)
2,730,000 Athene Global Funding 144A, 2.95%,
11/12/26 (a) 2,942
1,050,000 Enstar Group Ltd. , 4.50%, 3/10/22  1,071
1,400,000 First American Financial Corp. , 2.40%, 8/15/31  1,388
2,115,000 Jackson National Life Global Funding 144A,
2.65%, 6/21/24 (a) 2,227
725,000 Nationwide Financial Services Inc. 144A, 5.30%,
11/18/44 (a) 941
1,731,000 Nationwide Mutual Insurance Co. 144A, 9.38%,
8/15/39 (a) 3,068
1,265,000 New York Life Insurance Co. 144A, 5.88%,
5/15/33 (a) 1,716
500,000 New York Life Insurance Co. 144A, 6.75%,
11/15/39 (a) 767
1,700,000 Ohio National Life Insurance Co. 144A, 6.88%,
6/15/42 (a) 2,332
Principal
or Shares Security Description
Value
(000)
450,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (a) $ 752
550,000 Teachers Insurance & Annuity Association of
America 144A, 4.90%, 9/15/44 (a) 724
2,000,000 Teachers Insurance & Annuity Association of
America 144A, 6.85%, 12/16/39 (a) 3,114
21,042
Leisure  (0%)
1,150,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 1,159
900,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 939
500,000 Mattel Inc. 144A, 3.38%, 4/01/26 (a) 522
2,620
Media  (4%)
1,820,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 3.50%,
6/01/41  1,861
3,825,000 Comcast Corp. , 6.50%, 11/15/35  5,650
1,760,000 Fox Corp. , 5.58%, 1/25/49  2,434
925,000 Sirius XM Radio Inc. 144A, 4.00%, 7/15/28 (a) 955
1,450,000 Time Warner Cable LLC , 6.75%, 6/15/39  2,065
2,000,000 Walt Disney Co. , 2.75%, 9/01/49  1,994
475,000 Walt Disney Co. , 9.50%, 7/15/24  596
15,555
Real Estate  (2%)
70,000 Healthpeak Properties Inc. , 3.40%, 2/01/25  75
555,000 iStar Inc. , 4.75%, 10/01/24  589
1,900,000 iStar Inc. , 5.50%, 2/15/26  1,989
800,000 National Retail Properties Inc. , 3.90%, 6/15/24  865
1,200,000 Simon Property Group LP , 6.75%, 2/01/40  1,829
360,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  403
2,750,000 Ventas Realty LP , 4.88%, 4/15/49  3,529
800,000 VEREIT Operating Partnership LP , 4.60%,
2/06/24  871
770,000 WEA Finance LLC 144A, 4.13%, 9/20/28 (a) 857
980,000 WEA Finance LLC 144A, 4.63%, 9/20/48 (a) 1,083
12,090
Retail  (3%)
2,000,000 Home Depot Inc. , 4.50%, 12/06/48  2,681
1,880,000 KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC 144A, 4.75%, 6/01/27 (a) 1,967
1,325,000 Lowe's Cos. Inc. , 5.13%, 4/15/50 (d) 1,846
1,425,000 Nordstrom Inc. , 4.25%, 8/01/31 (d) 1,496
1,940,000 Yum! Brands Inc. , 3.63%, 3/15/31  1,981
9,971
Service  (4%)
2,185,000 American University , 3.67%, 4/01/49  2,576
1,850,000 California Institute of Technology , 3.65%,
9/01/19  2,187
1,150,000 Ford Foundation , 2.82%, 6/01/70  1,202
1,540,000 Georgetown University , 4.32%, 4/01/49  1,985
1,180,000 President and Fellows of Harvard College ,
2.52%, 10/15/50  1,206
1,925,000 Square Inc. 144A, 2.75%, 6/01/26 (a) 1,971
11,127
Technology  (5%)
1,305,000 Apple Inc. , 2.65%, 5/11/50  1,291
2,000,000 Apple Inc. , 4.65%, 2/23/46  2,692
2,289,000 Broadcom Inc. , 4.11%, 9/15/28  2,585

Payden Mutual Funds
Payden Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
1,400,000 Dell International LLC/EMC Corp. , 4.90%,
10/01/26  $ 1,634
835,000 Dell International LLC/EMC Corp. , 8.35%,
7/15/46  1,371
1,315,000 Microchip Technology Inc. , 2.67%, 9/01/23  1,366
2,800,000 Microsoft Corp. , 2.53%, 6/01/50  2,806
2,000,000 Oracle Corp. , 6.50%, 4/15/38  2,865
975,000 salesforce.com Inc. , 2.90%, 7/15/51  1,003
1,045,000 Seagate HDD Cayman 144A, 3.13%, 7/15/29 (a) 1,026
2,100,000 Skyworks Solutions Inc. , 3.00%, 6/01/31  2,205
920,000 VMware Inc. , 1.80%, 8/15/28  924
1,435,000 VMware Inc. , 2.20%, 8/15/31  1,435
1,490,000 Western Digital Corp. , 4.75%, 2/15/26  1,656
24,859
Telecommunications  (9%)
1,575,000 Alphabet Inc. , 2.05%, 8/15/50  1,432
1,750,000 Amazon.com Inc. , 3.10%, 5/12/51  1,890
3,359,000 AT&T Inc. 144A, 3.50%, 9/15/53 (a) 3,479
3,800,000 AT&T Inc. 144A, 3.65%, 9/15/59 (a) 3,936
1,760,000 British Telecommunications PLC 144A, 4.25%,
11/08/49 (a) 1,962
1,100,000 Cogent Communications Group Inc. 144A,
3.50%, 5/01/26 (a) 1,134
1,500,000 Deutsche Telekom International Finance BV ,
8.75%, 6/15/30  2,270
1,800,000 Juniper Networks Inc. , 2.00%, 12/10/30  1,761
1,150,000 MercadoLibre Inc. , 2.38%, 1/14/26  1,154
2,475,000 Orange SA , 9.00%, 3/01/31  3,933
24,375 Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
LLC/Sprint Spectrum Co. III LLC 144A, 3.36%,
9/20/21 (a) 24
1,100,000 TELUS Corp. , 4.60%, 11/16/48  1,420
2,050,000 Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a) 2,004
300,000 Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (a) 337
1,500,000 T-Mobile USA Inc. , 3.88%, 4/15/30  1,699
1,200,000 Verizon Communications Inc. , 1.45%, 3/20/26  1,217
1,000,000 Verizon Communications Inc. , 4.40%, 11/01/34  1,215
1,063,000 Verizon Communications Inc. , 4.75%, 11/01/41  1,361
280,000 Verizon Communications Inc. , 4.86%, 8/21/46  369
3,500,000 Verizon Communications Inc. , 5.25%, 3/16/37  4,688
2,000,000 Vodafone Group PLC , 5.25%, 5/30/48  2,671
39,956
Transportation  (0%)
1,404,602 American Airlines 2019-1 Class A Pass-Through
Trust , 3.50%, 2/15/32  1,381
1,466,083 American Airlines 2019-1 Class AA Pass-
Through Trust , 3.15%, 2/15/32  1,514
107,535 Continental Airlines 2007-1 Class B Pass-
Through Trust , 6.90%, 4/19/22  109
3,004
Utility  (3%)
1,485,000 Alliant Energy Finance LLC 144A, 3.75%,
6/15/23 (a) 1,569
1,050,000 Basin Electric Power Cooperative 144A, 4.75%,
4/26/47 (a) 1,318
244,000 Berkshire Hathaway Energy Co. , 6.13%, 4/01/36  350
1,250,000 Duke Energy Florida LLC , 4.20%, 7/15/48  1,587
Principal
or Shares Security Description
Value
(000)
1,600,000 FirstEnergy Corp. , 2.25%, 9/01/30  $ 1,580
545,000 Fortis Inc. , 3.06%, 10/04/26  591
1,150,000 Indianapolis Power & Light Co. 144A, 4.05%,
5/01/46 (a) 1,374
660,000 KeySpan Gas East Corp. 144A, 5.82%,
4/01/41 (a) 918
1,780,000 National Fuel Gas Co. , 5.50%, 1/15/26  2,077
2,600,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  2,597
329,596 Solar Star Funding LLC 144A, 3.95%,
6/30/35 (a) 355
1,755,000 Southern California Edison Co. , (U.S. Secured
Overnight Financing Rate + 0.830%), 0.88%,
4/01/24 (b) 1,762
2,255,000 Tampa Electric Co. , 4.45%, 6/15/49  2,957
19,035
Total Corporate Bond (Cost - $404,871)
435,007
Foreign Government (0%
)
1,885,000 Corp. Financiera de Desarrollo SA144A, 2.40%,
9/28/27 (a)
(Cost - $1,883) 1,858
Mortgage Backed (1%
)
2,000,000 BXMT 2020-FL2 Ltd. 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.064%), 2.11%, 2/15/38 (a)(b) 2,008
2,000,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
1.430%), 1.52%, 5/15/36 (a)(b) 2,008
1,176,197 Freddie Mac STACR REMIC Trust 2020-HQA3
144A, (1 mo. LIBOR USD + 3.600%), 3.69%,
7/25/50 (a)(b) 1,186
Total Mortgage Backed (Cost - $5,199)
5,202
Municipal (1%
)
1,200,000 Bay Area Toll Authority , 3.55%, 4/01/54  1,264
1,050,000 Michigan Finance Authority , 5.02%, 11/01/43  1,402
2,170,000 University of California , 1.32%, 5/15/27  2,185
Total Municipal (Cost - $4,420)
4,851
Investment Company (1%
)
3,534,763 Payden Cash Reserves Money Market Fund*
(Cost - $3,535)
3,535
Total Investments (Cost - $432,033) (100%)
462,706
Liabilities in excess of Other Assets ((0.0)%)
(1,043)
Net Assets (100%) $ 461,663
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2021. The stated maturity is subject to prepayments.
(d) All or a portion of these securities are on loan. At July 31, 2021, the total market value of the Fund’s securities on loan is $1,053 and the total market value of the collateral held by the Fund is $1,084. Amounts in 000s.
(e) Perpetual security with no stated maturity date.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Long Bond Future 84 Sep-21 $ 13,836 $ 634 $ 634
U.S. Treasury 10-Year Note Future 173 Sep-21 23,260 434 434
U.S. Treasury 2-Year Note Future 109 Sep-21 24,052 (8) (8)
1,060
Short Contracts:
U.S. 10-Year Ultra Future 174 Sep-21 (26,144) (906) (906)
U.S. Ultra Bond Future 11 Sep-21 (2,195) (158) (158)
(1,064)
Total Futures
$(4)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North America
High Yield Series 36 Index), Receive 5% Quarterly, Pay upon
credit default 06/20/2026 $9,000 $878 $769 $109